CONTINUANCE OF OPERATIONS - GOING CONCERN	12 Months Ended
Dec. 31, 2021
Continuance Of Operations[Abstract]
CONTINUANCE OF OPERATIONS - GOING CONCERN [Text Block]

2. CONTINUANCE OF OPERATIONS - GOING CONCERN

The Company is in development as an exploration company. It may need financing for its exploration and acquisition activities. Although the Company has incurred a gain of $835,976 for the year ended December 31, 2021, it has an accumulated a deficit of $21,977,165. Results for the year ended December 31, 2021 are not necessarily indicative of future results. The uncertainty of gold recovery and the fact the Company does not have a demonstrably viable business to provide future funds, raises substantial doubt about its ability to continue as a going concern for one year from the issuance of the financial statements. The ability of the Company to continue as a going concern is dependent on the Company's ability to raise additional capital and implement its business plan, which is typical for junior exploration companies. The financial statements do not include any adjustments related to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company's operations could be significantly adversely affected by the effects of a widespread global outbreak of a contagious disease, including the recent outbreak of respiratory illness caused by COVID-19. The Company cannot accurately predict the impact COVID-19 will have on its operations and the ability of others to meet their obligations with the Company, including uncertainties relating to the ultimate geographic spread of the virus, the severity of the disease, the duration of the outbreak, and the length of travel and quarantine restrictions imposed by governments of affected countries. In addition, a significant outbreak of contagious diseases in the human population could result in a widespread health crisis that could adversely affect the economies and financial markets of many countries, resulting in an economic downturn that could further affect the Company's operations and ability to finance its operations.

Currently, Covid-19 has not affected any of the Company's operations in Ghana. The first cases of Covid-19 were detected much later in Ghana than other parts of the world, and Government action has limited the incidence of transmission. The Company continues to monitor the potential effects on its operations and is implementing protocol to hopefully help in minimize its impact. However, investors are cautioned this is an evolving issue, and that there is not guarantee the Company's protocols will be effective.

Management of the Company ("Management") is of the opinion that sufficient financing will be obtained from external sources and further share issuances will be made to meet the Company's obligations. The Company's discretionary exploration activities do have considerable scope for flexibility in terms of the amount and timing of exploration expenditure, and expenditures may be adjusted accordingly if required.